Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions and Balances with Related Parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 20: TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

The Company’s key management personnel who are included, along with other factors, in the definition of related party, as above in IAS 24, includes directors, members of the executive committee and InterCure Ltd.

Compensation to key management personnel:

The compensation to key management personnel for employee services provided to the Company is shown below:

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	283	373	407
Pension, post retirement and other benefits	7	12	17
Share-based payments, net	22	39	127

	312	424	551

Number of persons	9	9	10

As of December 31, 2018 and 2017, the Company’s balances with related parties total approximately $71 thousand ($20 thousand out of which were linked to the NIS) and $24 thousand (of which $24 thousand were linked to the NIS), respectively.

For further information regarding share-based payment to related parties, see also Note 15 above.

InterCure Ltd:

The Company’s investment in the shares of InterCure Ltd (is presented as Marketable securities.

As of December 31, 2018 and 2017, the Company’s balances of InterCure Ltd’s shares total approximately $2,847 thousand and $298 thousand, respectively.

As of December 31, 2018 and 2017, the Company’s share in the shares of InterCure Ltd was 2.56% and 3.58%, respectively.